Submission	Mar. 10, 2026
Submission [Line Items]
Central Index Key	0001690585
Registrant Name	Dianthus Therapeutics, Inc. /DE/
Registration File Number	333-293014
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A